Lease Assets (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Right-of-use Assets

	Building $	Other $	Total $
December 31, 2022	455.0	15.4	470.4
Additions	45.4	2.9	48.3
Acquisitions	14.6	0.4	15.0
Depreciation	(114.7)	(7.0)	(121.7)
Modifications	33.3	0.3	33.6
Reversal of impairment, net	1.6	—	1.6
Foreign exchange	(4.2)	(0.1)	(4.3)
December 31, 2023	431.0	11.9	442.9
Additions	60.3	10.6	70.9
Acquisitions	56.8	4.0	60.8
Depreciation	(117.7)	(9.4)	(127.1)
Modifications	36.4	0.7	37.1
Net impairment	(29.0)	—	(29.0)
Foreign exchange	17.0	1.7	18.7
December 31, 2024	454.8	19.5	474.3

Schedule of Information About Impaired Lease Assets

	Canada	United States	Global	Total
At December 31, 2024	$	$	$	$
Impairment losses
Lease assets	12.6	14.9	2.4	29.9
Property and equipment	5.2	0.4	0.5	6.1
Impairment reversals	(0.4)	(0.6)	(0.1)	(1.1)
Net impairment of lease assets and property and equipment	17.4	14.7	2.8	34.9
Recoverable amount remaining	—	—	1.3	1.3

Schedule of Amounts Recognized in Administrative and Marketing Expenses

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2024	2023
	$	$
Rent expense - variable lease payments	52.0	47.5
Rent expense - short-term leases and leases of low-value assets	4.0	2.9
Income from subleases	(3.5)	(2.9)

Total	52.5	47.5